SEGMENT INFORMATION (DETAILS 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenue, Major Customer [Line Items]
Revenues	$ 22,373	$ 22,936	$ 21,933
Hong Kong and China [Member]
Revenue, Major Customer [Line Items]
Revenues	4,703	5,086	6,148
Other Asian Countries [Member]
Revenue, Major Customer [Line Items]
Revenues	1,734	1,489	1,415
Europe [Member]
Revenue, Major Customer [Line Items]
Revenues	15,153	15,564	13,503
North America [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 783	$ 797	$ 867